Bonuses and incentive compensation	6 Months Ended
Jun. 30, 2026
Compensation Related Costs [Abstract]
Bonuses and incentive compensation

15.	Bonuses and incentive compensation:

During the quarter ended June 30, 2026, the Company paid bonuses and incentive compensation of $862,863 (June 30, 2025 - $687,728). Bonuses and incentive compensation are generally paid annually during the second quarter and are primarily based on the Company’s financial and operational performance for the preceding fiscal year.